Organization and Principal Activities - Schedule of Unaudited Condensed Consolidated Balance Sheets Information (Details) - Assets [Member] $ in Thousands	Jun. 30, 2026 USD ($)
Current assets:
Cash and cash equivalents	$ 214
Accounts receivable, net	8,661
Advance to suppliers, net	10
Prepaid expenses and other current assets, net	1,926
Total current assets	10,811
TOTAL ASSETS	10,811
Current liabilities:
Accounts payable	12
Advance from customers	75
Accrued expenses and other current liabilities	10,814
Total current liabilities	10,901
TOTAL LIABILITIES	$ 10,901